Convertible Notes Payable and Advisory Fee Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of senior secured credit facility note balance and convertible debt balances
	March 31, 2020	September 30, 2019
Principal	$6,203,639	$6,207,266
Premiums	1,617,849	1,623,445
Unamortized discounts	-	(2,981)
	$7,821,488	$7,827,730

	September 30, 2019	September 30, 2018
Principal	$6,207,266	$5,568,566
Premiums	1,623,445	1,380,175
Unamortized discounts	(2,981)	(5,000)
	7,827,730	6,943,741
Non-current	-	-
Current	$7,827,730	$6,943,741